UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-00018

                             Ameritor Security Trust
                             -----------------------
               (Exact name of registrant as specified in charter)

                             4400 MacArthur Blvd. NW
                                    Suite 301
                               Washington DC, 2007
               (Address of principal executive offices) (Zip code)

                                  Jerome Kinney
                             4400 MacArthur Blvd. NW
                                    Suite 301
                               Washington DC, 2007

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 202-625-6000

Date of fiscal year end: June 30, 2007
                         -------------

Date of reporting period: 12 month period ended June 30, 2007
                          -----------------------------------

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

-----------------------------------------------------------------------------------------------------------------------------
                                       PROXY VOTING FOR AFC N-PX
                 AMERITOR SECURITY TRUST                                               7/1/2006 TO 6-30-07

-----------------------------------------------------------------------------------------------------------------------------
(a)Issuer        Freeport-McMoRan Copper & Gold Inc.
(b)Symbol        FCX
(c)CUSIP         3671D857
(d)Date          5/25/2007
-----------------------------------------------------------------------------------------------------------------------------
(f) By           (e)Proposal                                                        (g)Vote       (h)Vote     (I)MRV
-----------------------------------------------------------------------------------------------------------------------------
Issuer           Elect director nominees                                               Yes          For         For
-----------------------------------------------------------------------------------------------------------------------------
Issuer           Ratify the selection of certified public accountants                  Yes          For         For
-----------------------------------------------------------------------------------------------------------------------------
Issuer           Approval of amendment to 2006 stock incentive plan                    Yes          For         For
-----------------------------------------------------------------------------------------------------------------------------

(a)   The name of the issuer of the portfolio security;

(b)   The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)   The shareholder meeting date;

(e)   A brief identification of the matter voted on;

(f)   Whether the matter was proposed by the issuer or by a security holder;

(g)   Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)   Whether the registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Ameritor Security Trust

         /S/ Jerome Kinney
         -------------------------
         By (Signature and Title)
         Jerome Kinney
         President

Date     August 10, 2007